CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 344,569	$ 48,532	¥ 346,539
Time deposits	31,949	4,500
Restricted time deposits	278,359	39,206	297,634
Accounts receivable, net of allowance for credit losses of RMB32,866 and RMB34,329 as of December 31, 2022 and 2023, respectively	161,821	22,792	189,665
Amount due from related parties	155	22	153
Prepayments and other current assets	40,209	5,663	46,537
Total current assets	857,062	120,715	880,528
Non-current assets:
Property and equipment, net	11,747	1,655	12,578
Intangible assets, net	17,162	2,417	18,339
Restricted cash and time deposits	34,846	4,908	40,059
Other non-current assets	10,984	1,547	10,758
Total non-current assets	74,739	10,527	81,734
Total assets	931,801	131,242	962,262
Current liabilities:
Short-term borrowings	236,212	33,270	253,481
Accounts payable (including amounts billed through related party of RMB5,652 and RMB3,253 as of December 31, 2022 and 2023, respectively; including amounts of the consolidated variable interest entities ("VIEs") of RMB19,436 and RMB22,255 as of December 31, 2022 and 2023, respectively. Note 1(f))	106,461	14,995	96,729
Advances from customers (including amounts of the consolidated VIEs of RMB1,565 and RMB1,598 as of December 31, 2022 and 2023, respectively. Note 1(f))	46,142	6,499	46,920
Tax payable (including amounts of the consolidated VIEs of RMB8,470 and RMB7,928 as of December 31, 2022 and 2023, respectively. Note 1(f))	10,304	1,451	9,662
Amount due to related parties	10,623	1,496	13,534
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs of RMB6,144 and RMB8,224 as of December 31, 2022 and 2023, respectively. Note 1(f))	89,541	12,612	88,871
Total current liabilities	499,283	70,323	509,197
Non-current liabilities:
Deferred tax liabilities (including amounts of the consolidated VIEs of RMB3,429 and RMB3,196 as of December 31, 2022 and 2023, respectively. Note 1(f))	3,405	480	3,644
Other non-current liabilities (including amounts of the consolidated VIEs of RMB 780 and RMB 132 as of December 31, 2022 and 2023, respectively. Note 1(f))	11,683	1,646	13,096
Total non-current liabilities	15,088	2,126	16,740
Total liabilities	514,371	72,449	525,937
Commitments and contingencies (Note 22)
Shareholders' equity:
Ordinary shares	286	40	286
Treasury stock, at cost (6,015,817 and 5,688,057 shares held as of December 31, 2022 and 2023, respectively)	(72,939)	(10,273)	(77,499)
Additional paid-in capital	1,891,045	266,348	1,891,266
Accumulated losses	(1,450,925)	(204,359)	(1,424,153)
Statutory reserves	2,027	285	2,027
Accumulated other comprehensive income	47,407	6,677	37,941
Total Jianpu's shareholders' equity	416,901	58,718	429,868
Noncontrolling interests	529	75	6,457
Total shareholders' equity	417,430	58,793	436,325
Total liabilities and shareholders' equity	¥ 931,801	$ 131,242	¥ 962,262